ADVISORSHARES HOTEL ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.4%

Commercial Services – 3.0%
Target Hospitality Corp.(a)	10,022	$84,987

Entertainment – 10.0%
Monarch Casino & Resort, Inc.	1,420	150,293
Soho House & Co., Inc. (United Kingdom)(a)	15,400	136,290
Total Entertainment		286,583

Internet – 24.6%
Airbnb, Inc., Class A(a)	500	60,710
Booking Holdings, Inc.	28	151,180
Expedia Group, Inc.	594	126,968
Travelzoo(a)	12,068	118,628
Trip.com Group Ltd. (China)(b)	1,947	146,414
TripAdvisor, Inc.(a)	6,232	101,332
Total Internet		705,232

Leisure Time – 18.5%
Carnival Corp.(a)	5,120	148,019
Norwegian Cruise Line Holdings Ltd.(a)	5,377	132,436
Royal Caribbean Cruises Ltd.	404	130,726
Viking Holdings Ltd.(a)	1,878	116,737
Total Leisure Time		527,918

Lodging – 21.1%
Boyd Gaming Corp.	1,730	149,558
Hilton Worldwide Holdings, Inc.	482	125,050
Hyatt Hotels Corp., Class A	405	57,481
Marriott International, Inc., Class A	318	82,820
Travel + Leisure Co.	2,134	126,952
Wyndham Hotels & Resorts, Inc.	763	60,964
Total Lodging		602,825

REITS – 22.2%
Apple Hospitality REIT, Inc.	10,877	130,633
DiamondRock Hospitality Co.	14,578	116,041
Host Hotels & Resorts, Inc.	5,200	88,504
Pebblebrook Hotel Trust	7,621	86,803
VICI Properties, Inc.	2,965	96,688
Xenia Hotels & Resorts, Inc.	8,500	116,620
Total REITS		635,289

Total Common Stocks (Cost $2,323,023)		2,842,834

MONEY MARKET FUND – 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(c) (Cost $26,845)	26,845	26,845

Total Investments – 100.3% (Cost $2,349,868)		2,869,679
Liabilities in Excess of Other Assets – (0.3%)		(7,326)
Net Assets – 100.0%		$2,862,353

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2025.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,842,834	$–	$–	$2,842,834
Money Market Fund	26,845	–	–	26,845
Total	$2,869,679	$–	$–	$2,869,679

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	3.0%
Entertainment	10.0
Internet	24.6
Leisure Time	18.5
Lodging	21.1
REITS	22.2
Money Market Fund	0.9
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%